Common Stock And Preferred Stock	9 Months Ended
Sep. 30, 2011
Common Stock And Preferred Stock [Abstract]
Common Stock And Preferred Stock

7. Common Stock and Preferred Stock

The Company's amended and restated certificate of incorporation authorizes the Company to issue up to 240,000,000 (unaudited) shares of common stock, $0.0001 par value per share, 50,000,000 (unaudited) shares of non-voting common stock, $0.0001 par value per share, and 10,000,000 (unaudited) shares of preferred stock, $0.0001 par value per share. All of the Company's issued and outstanding shares of common stock and preferred stock are duly authorized, validly issued, fully paid and non-assessable. The Company's shares of common stock and non-voting common stock are not redeemable and do not have preemptive rights.

Common Stock

Dividend Rights. Holders of the Company's common stock are entitled to receive dividends, if any, as may be declared from time to time by the Company's board of directors out of legally available funds ratably with shares of the Company's non-voting common stock, subject to preferences that may be applicable to any then outstanding preferred stock and limitations under Delaware law.

Voting Rights. Each holder of the Company's common stock is entitled to one vote for each share on all matters submitted to a vote of the stockholders, including the election of directors. The Company's stockholders do not have cumulative voting rights in the election of directors. Accordingly, holders of a majority of the voting shares are able to elect all of the directors properly up for election at any given stockholders' meeting.

Liquidation. In the event of the Company's liquidation, dissolution or winding up, holders of the Compay's common stock will be entitled to share ratably with shares of the Company's non-voting common stock in the net assets legally available for distribution to stockholders after the payment of all of the Company's debts and other liabilities and the satisfaction of any liquidation preference granted to the holders of any then outstanding shares of preferred stock.

Rights and Preferences. Holders of the Company's common stock have no preemptive, conversion, subscription or other rights, and there are no redemption or sinking fund provisions applicable to the Company's common stock. The rights, preferences and privileges of the holders of the Company's common stock are subject to and may be adversely affected by, the rights of the holders of shares of any series of the Company's preferred stock that the Company may designate in the future.

Non-Voting Common Stock

Dividend Rights. Holders of the Company's non-voting common stock are entitled to receive dividends, if any, as may be declared from time to time by the Company's board of directors out of legally available funds ratably with shares of the Company's common stock, subject to preferences that may be applicable to any then outstanding preferred stock and limitations under Delaware law.

Voting Rights. Shares of the Company's non-voting common stock are not entitled to vote on any matters submitted to a vote of the stockholders, including the election of directors, except to the extent required under Delaware law.

Conversion Rights. Shares of the Company's non-voting common stock will be convertible on a share-for-share basis into common stock at the election of the holder.

Liquidation. In the event of the Company's liquidation, dissolution or winding up, holders of the Company's non-voting common stock will be entitled to share ratably with shares of the Company's common stock in the net assets legally available for distribution to stockholders after the payment of all of the Company's debts and other liabilities and the satisfaction of any liquidation preference granted to the holders of any then outstanding shares of preferred stock.

Rights and Preferences. Holders of the Company's non-voting common stock have no preemptive, conversion, subscription or other rights, and there are no redemption or sinking fund provisions applicable to the Company's common stock. The rights, preferences and privileges of the holders of the Company's common stock are subject to and may be adversely affected by, the rights of the holders of shares of any series of the Company's preferred stock that the Company may designate in the future.

Preferred Stock

The Company's board of directors has the authority, without further action by the Company's stockholders, to issue up to 10,000,000 (unaudited) shares of preferred stock in one or more series and to fix the rights, preferences, privileges and restrictions thereof. These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock. The Company's issuance of preferred stock could adversely affect the voting power of holders of common stock and the likelihood that such holders will receive dividend payments and payments upon liquidation. In addition, the issuance of preferred stock could have the effect of delaying, deferring or preventing a change of control of the Company or other corporate action. As of September 30, 2011, there were no shares of preferred stock outstanding.

Prior to the Company's IPO and related recapitalization on June 1, 2011, there were issued and outstanding 100,000 (unaudited) shares of Class A preferred stock, 2,850 (unaudited) shares of Class B preferred stock, 20,848,847 (unaudited) shares of Class A common stock and 6,004,103 (unaudited) shares of Class B common stock. In the recapitalization consummated on June 1, 2011, all shares of preferred stock and all notes not repaid with the net proceeds received by the Company in the IPO were exchanged for shares of common stock in accordance with the Recapitalization Agreement. In addition, each share of Class B common stock was exchanged for one share of common stock.